Condensed Shinhan Financial Group (Parent Company only) Statement of Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses
Interest expense	₩ (5,969,398)	₩ (4,992,367)	₩ (3,955,701)
Profit before income taxes	4,911,508	4,466,610	3,797,608
Income tax expense	1,269,124	1,268,345	848,403
Profit for the year	3,642,384	3,198,265	2,949,205
Parent Company only
Income
Dividends from banking subsidiaries	892,310	541,524	481,524
Dividends from non-banking subsidiaries	428,634	866,150	448,588
Interest income from banking subsidiaries	263	268	228
Interest income from non-banking subsidiaries	38,968	31,224	27,111
Other income	125,324	74,215	51,953
Total income	1,485,499	1,513,381	1,009,404
Expenses
Interest expense	(206,815)	(187,882)	(179,330)
Other expense	(147,589)	(89,145)	(74,733)
Total expenses	(354,404)	(277,027)	(254,063)
Profit before income taxes	1,131,095	1,236,354	755,341
Income tax expense	1,922	1,471	614
Profit for the year	₩ 1,129,173	₩ 1,234,883	₩ 754,727